Revenue and Deferred Revenue (Q3) (Details) $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 09, 2021 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2022 USD ($) performanceObligation	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) performanceObligation	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Number of performance obligations | performanceObligation			1			1
Contract revenue			$ 0		$ 1,460	$ 2,301	$ 2,371	$ 27,506	$ 193
Deferred revenue, current			0			$ 0		$ 2,301	3,942
License
Disaggregation of Revenue [Line Items]
Contract termination period, curable breach						60 days		60 days
Contract termination period, incurable breach						90 days		90 days
Vifor Pharma | License
Disaggregation of Revenue [Line Items]
Upfront and near-term milestone payment, entitled to receive		$ 60,000
Contract with customer, liability		30,000							29,800
Equity securities	$ 30,000
Post-approval milestone payment, entitled to receive		260,000
Sales-related milestone payment, entitled to receive		1,585,000
Total milestone payment, entitled to receive		$ 1,925,000
Royalty rates (up to)		40.00%
Contract with customer, revenue recognized		$ 15,000		$ 15,000
Transaction price, percent of upfront payment		50.00%
Contract revenue			0		$ 1,500	$ 2,300	$ 2,400	$ 27,500	$ 200
Deferred revenue, current			$ 0			$ 0		$ 2,300
Vifor Pharma | License | IPO
Disaggregation of Revenue [Line Items]
Equity investment received	5,000
Vifor Pharma | License | Private placement
Disaggregation of Revenue [Line Items]
Equity investment received	$ 25,000